Summary of Significant Accounting Policies - Goodwill and Intangible Assets (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2018	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Finite-lived intangible asset, useful life	3 years		15 years
Impairment of intangible assets, finite-lived		$ 75,000,000	$ 75,000,000	$ 0	$ 0
Finite-lived trademarks and tradenames, gross	$ 7,900,000
Finite-lived trademarks and tradenames, gross		$ 7,900,000	7,900,000
Accumulated impairment losses			0	0
Provision for goodwill or other intangible asset impairments			$ 0	$ 0	$ 0